   As filed with the Securities and Exchange Commission on November 8, 1996

                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ______________________________

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 58
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ______________________________

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois  62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       _________________________________

     It is proposed that this filing will become effective:

     ___Immediately upon filing pursuant to paragraph (b) of Rule 485
     ___On (date) pursuant to paragraph (b) of Rule 485
      X 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
     ___On (date) pursuant to paragraph (a)(1) of Rule 485
     ___75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ___On (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1995, was filed on February 21, 1996.

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)

Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 1.  Cover Page                                   Cover

 2.  Definitions                                  Definitions

 3.  Synopsis
     (a)  (b)  (c)                                Synopsis

     (d)                                          *

 4.  Condensed Financial Information
     (a)  (b)  (c)                                Condensed Financial
                                                  Information

 5.  General Description of Registrant,
     Depositor, and Portfolio Companies
     (a)  (b)  (c)  (d)  (e)  (f)                 Cover; Synopsis; Horace
                                                  Mann Life Insurance
                                                  Company; The Account and
                                                  The Horace Mann Funds; Voting Rights

 6.  Deductions
     (a)  (b)  (c)  (d)  (e)                      Synopsis; Offering of the
                                                  Contracts; Deductions and
                                                  Expenses

     (f)                                          *

 7.  General Description of Variable
     Annuity Contracts
     (a)  (b)  (c)  (d)                           Synopsis; Rights of Contract Owners;
                                                  Offering of the Contracts; Transactions; Death
                                                  Benefit Proceeds; Mandatory Minimum
                                                  Distribution Income Payments; Modification of
                                                  the Contract; Tax Consequences; Other
                                                  Information

 8.  Annuity Period
     (a)  (b)  (c)  (d)  (e)  (f)                 Income Payments; Mandatory Minimum
                                                  Distribution; Transfers

Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 9.  Death Benefit
     (a)  (b)                                     Death Benefit Proceeds;
                                                  Tax Consequences

10.  Purchases and Contract Value
     (a)  (b)  (c)  (d)                           Synopsis; Offering of the
                                                  Contracts; Purchase
                                                  Payments

11.  Redemptions
     (a)  (c)  (e)                                Synopsis; Surrender Before Commencement of
                                                  Annuity Period; Deferment

     (b)  (d)                                     *

12.  Taxes
     (a)  (b)  (c)                                Surrender Before Commencement of Annuity
                                                  Period; Tax Consequences

13.  Legal Proceedings                            Other Information

14.  Table of Contents of                         Additional Information
     Statement of Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

15.  Cover Page                                   Cover

16.  Table of Contents                            Table of Contents

17.  General Information and History
     (a)  (b)                                     *

     (c)                                          General Information and History

18.  Services
     (c)                                          Financial Statements

     (a)  (b)  (d)  (e)  (f)                      *

19.  Purchase of Securities Being Offered
     (a)                                          Underwriter

     (b)                                          *

Item Number in Form N-4                           Caption
-----------------------                           -------
20.  Underwriters
     (a)  (b)  (c)                                Underwriter

     (d)                                          *

21.  Calculation of Performance Data
     (b)                                          Investment Experience

     (a)                                          *

22.  Annuity Payments                             *

23.  Financial Statements
     (a)  (b)                                     Financial Statements

                                     PART C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

                      Horace Mann Life Insurance Company
                               Separate Account



                           Supplement to Prospectus
                               dated May 1, 1996


     Effective as of ____________________, 199_, Variable Annuity Contract Owners may allocate purchase payments to an additional three investment options -- the International Equity Fund ("International Fund"), the Small Cap Growth Fund ("Small Cap Fund") and the Socially Responsible Fund (individually, a "Fund" and collectively referred to as the "Funds"), all of which are portfolios of the Horace Mann Mutual Funds, an open-end, diversified, management investment company registered under the Investment Company Act of 1940. Horace Mann Investors, Inc. (the "Adviser") is the investment adviser to each of the Funds of the Horace Mann Mutual Funds. The Adviser has entered into an agreement with an investment sub-adviser for each of the Funds whereby the sub-adviser manages the investment and reinvestment of the assets of a Fund.

     The primary investment objective of the INTERNATIONAL FUND is long-term capital growth primarily through diversified holdings of marketable foreign equity investments. The International Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the sub-adviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Sudder, Stevens & Clark, Inc. serves as the investment sub-adviser to the International Fund.

     The primary investment objective of the SMALL CAP FUND is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Fund invests primarily in small cap stocks, which the sub-adviser considers to have favorable and above-average earnings growth prospects. PNC Equity Advisers Company serves as investment sub-adviser to the Small Cap Fund.

     The primary investment objective of the SOCIALLY RESPONSIBLE FUND is long-term capital growth, above-average current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks, of seasoned financially strong U.S. based companies. Investments in equity securities are limited to issuers which the sub-adviser determines:

     1.   Do not produce tobacco products;
     2.   Do not produce alcoholic beverages;
     3.   Do not own and/or operate casinos or manufacture gaming devices;
     4. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;
     5. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and
     6. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

Scudder, Stevens & Clark, Inc. serves as the investment sub-adviser to the Socially Responsible Fund.

     Detailed information on each of the Funds is contained in the Horace Mann Mutual Funds' Prospectus which accompanies this Prospectus.

TABLES OF ANNUAL OPERATING EXPENSES

     The Annual Operating Expenses Tables and Examples on pages 4 and 5, respectively, are supplemented by the following for the Funds listed above.

Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of net assets (net of reimbursements and fee waivers)

                                                                        Socially
                                        International    Small Cap    Responsible
                                         Equity Fund    Growth Fund       Fund
                                        --------------  ------------  ------------
Investment Advisory Fees                         1.10%         1.40%         0.95%
Other Expenses:
     Fund Pricing Fee                           0.005%        0.003%        0.003%
     Custodian Fees                             0.004%        0.002%        0.002%
     Misc. (audit. lgl, etc.)                   0.020%        0.020%        0.020%
Total Fund Gross Operating Expense              0.029%        0.025%        0.025%
Minus Expense Reimbursements and Fee            0.681%        0.418%        0.418%
 Waivers
Net Fund Operating Expenses                     0.711%          1.0%        0.557%

The Horace Mann Mutual Funds commenced operations on _______________, 19_____, thus "Other Expenses" shown above are based on estimated amounts for the current fiscal year.

EXAMPLE/1/
-----------------------------------------------------------------------------------------
                                                                               Socially
                                                International   Small Cap    Responsible
                                                 Equity Fund   Growth Fund       Fund
                                                 -----------   -----------   -----------
FOR FLEXIBLE PAYMENT CONTRACTS
------------------------------

If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

     1 year                                     $105           $107          $103
     3 years                                    $134           $142          $130

If you do not surrender your Contract:
          ---
You would pay the following expenses on a
$1,000 investment, assuming 5% annual return
on assets:

     1 year                                     $ 22           $ 25          $ 21
     3 years                                    $ 69           $ 78          $ 64

FOR SINGLE PAYMENT CONTRACTS
----------------------------
If you surrender your Contract at the end of
the applicable time period: You would pay
the following expenses on a $1,000
investment, assuming 5% annual return on
assets:

     1 year                                     $ 74           $ 77          $ 72
     3 years                                    $101           $110          $ 97

If you do not surrender your Contract:
          ---
You would pay the following expenses on a
$1,000 investment, assuming 5% annual return
on assets:

     1 year                                     $ 22           $ 25          $ 21
     3 years                                    $ 69           $ 78          $ 64

/1/  The EXAMPLE should not be considered a representation of past or future
 -
expenses. Amounts shown are based on the "Other Expenses" shown on the fee table and average cash value of the average number of annuity Contracts in the accumulation phase during the 1995 calendar year. The Horace Mann Mutual Funds commenced operations on ______________, 199_, thus estimates of expenses in the example are shown for only the one and three year periods. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY, THE TABLE
 REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING
  FUNDS. SEE "THE CONTRACT-DEDUCTIONS AND EXPENSES" ON PAGES 11 AND 12 OF THE
                                  PROSPECTUS.



                     Supplement dated _____________, 199_

Parts A and B of Post-Effective Amendment No. 57 under the Securities Act of 1933 and the Investment Company Act of 1940 are hereby incorporated by reference into this Registration Statement.

                                    PART C

                               OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

     (a)  Financial Statements
     -------------------------

          Part A
               Condensed financial information of the Account
          Part B
               Financial statements of the Account:
               -Reports of Independent Accountants
               -Statements of Net Assets - December 31, 1995
               -Statements of Operations - For the Year Ended
                December 31, 1995
               -Statements of Changes in Net Assets
               -For the Year Ended December 31, 1995
               -Statements of Changes in
                Net Assets - For the Year Ended December 31, 1994
               -Notes to Financial Statements - December 31,
                1995
                Financial statements for Horace Mann Life Insurance
                Company:
               -Report of Independent Auditors
               -Statutory Statements of Admitted Assets, Liabilities
                and Capital and Surplus - As of December 31, 1995 and
                1994
               -Statutory Statements of Operations  - For the Years Ended
                December 31, 1995, 1994 and 1993
               -Statutory Statements of Capital and Surplus - For the
                Years Ended December 31, 1995, 1994 and 1993
               -Statutory Statements of Cash Flow - For the Years
                Ended December 31, 1995, 1994 and 1993
               -Notes to Statutory Financial Statements - December 31,
                1995, 1994 and 1993

(b)  Exhibits                                                                                      Filed
-------------                                                                                      -----
         ( 1)  Resolution of Board of Directors............................ Post-Effective Amendment #37
         ( 2)  Agreements for custody.................................................... Not Applicable
         ( 3)  Underwriting Agreement...................................... Post-Effective Amendment #37
         ( 4)  Form of Variable Annuity Contract........................... Post-Effective Amendment #37
         ( 5)  Form of application......................................... Post-Effective Amendment #38
         ( 6)  Certificate of incorporation and bylaws................... Initial Registration Statement
         ( 7)  Contract of Reinsurance................................................... Not Applicable
         ( 8)  Other Contracts............................................. Post-Effective Amendment #37
         ( 9)  Opinion and Consent of Counsel............................................ Not Applicable
         (10)  Consent of Independent Auditors................................................. Herewith

         (11)  Financial Statement Schedules for
               Horace Mann Life Insurance Company
               and the Independent Auditors' Report
               thereon..................................................... Post-Effective Amendment #57
         (12)  Agreement regarding initial capital....................... Initial Registration Statement
         (13)  Performance Quotation Computations.......................... Post-Effective Amendment #57
         (14)  Power of Attorney......................................................... Not Applicable
         (15)  Horace Mann Educators Corporation
               and its Subsidiaries........................................ Post-Effective Amendment #57
         (16)  Financial Data Schedule................................................... Not Applicable

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------
Larry K. Becker               Director and Executive Vice President & Chief Financial Officer

Gerald F. Bonnett             Director and Senior Vice President

Ann M. Caparros               Director, Vice President, General Counsel & Corporate Secretary

H. Albert Inkel               Director

Paul J. Kardos                Director and President & Chief Executive Officer

Edward L. Najim               Director and Executive Vice President

George J. Zock                Director and Senior Vice President & Treasurer

A. Thomas Arisman             Senior Vice President

Roger W. Fisher               Vice President & Controller

John H. Leitermann            Vice President & Life Actuary

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

     As of September 20, 1996, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 42,830 of which 41,150 were qualified Contract Owners and 1,680 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
--------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                                Position with Underwriter
----                                -------------------------

A. Thomas Arisman                   Director and President

Larry K. Becker                     Director

Ann M. Caparros                     Secretary

Roger W. Fisher                     Controller

William J. Kelly                    Treasurer

Diane M. Barnett                    Tax Compliance Officer

Richard D. Wilson                   Marketing Officer

George J. Zock                      Director


     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1995:

                      Net Underwriting  Compensation on
Name of Principal     Discounts and     Redemption or    Brokerage
Underwriter           Commissions       Annuitization    Commissions  Compensation
-----------------     ----------------  ---------------  -----------  ------------
Horace Mann           $2,657,025
Investors, Inc.

Item 30.  Location of Accounts and Records
-------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

     Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31.  Management Services
-----------------------------

     Not applicable.

Item 32.  Undertakings
----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf of the City of Springfield and State of Illinois, on this 8th day of November, 1996.


                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT


                    By: Horace Mann Life Insurance Company
                       -----------------------------------
                         (Depositor)


Attest: s/ANN M. CAPARROS               By: s/PAUL J. KARDOS
       ---------------------------         ----------------------------
          Ann M. Caparros                   Paul J. Kardos, President and Chief
          Corporate Secretary               Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----

s/PAUL J. KARDOS        Director, President and     November 8, 1996
----------------------                              ----------------
Paul J. Kardos          Chief Executive Officer

                        Director, Executive Vice
s/LARRY K. BECKER       President and Chief         November 8, 1996
----------------------                              ----------------
Larry K. Becker         Financial Officer

s/GERARD F. BONNETT     Director and Senior Vice    November 8, 1996
----------------------                              ----------------
Gerard F. Bonnett       President

                        Director, Vice President,
s/ANN M. CAPARROS       General Counsel and         November 8, 1996
----------------------                              ----------------
Ann M. Caparros         Corporate Secretary

                        Vice President, Controller
s/ROGER W. FISHER       and Principal Accounting    November 8, 1996
----------------------                              ----------------
Roger W. Fisher         Officer

s/E. ALBERT INKEL       Director                    November 8, 1996
----------------------                              ----------------
E. Albert Inkel

      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----


s/EDWARD L. NAJIM       Director                    November 8, 1996
----------------------                              ----------------
Edward L. Najim

s/GEORGE J. ZOCK        Director                    November 8, 1996
----------------------                              ----------------
George J. Zock

s/JOHN H. LEITERMANN    Vice President and Life     November 8, 1996
----------------------                              ----------------
John H. Leitermann      Actuary